INCOME TAX (Details 2) - China	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Line Items]
China Income tax statutory rate	25.00%	25.00%	25.00%
Non-deductible items in China	0.20%	1.90%	2.60%
Effective tax rate	25.20%	26.90%	27.60%